Financial Risk Management - Foreign Exchange Risk (Details) R in Millions	12 Months Ended
	Jun. 30, 2021 ZAR (R)	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 ZAR (R) R / $	Jun. 30, 2021 R / $	Jun. 30, 2021 ZAR_per_AUD	Jun. 30, 2021 papuaNewGuineanKinaPerAustralianDollar	Jun. 30, 2021 USD_per_PGK	Jun. 30, 2021 USD_per_AUD	Jun. 30, 2020 R / $	Jun. 30, 2020 ZAR_per_AUD	Jun. 30, 2020 papuaNewGuineanKinaPerAustralianDollar	Jun. 30, 2020 USD_per_PGK	Jun. 30, 2020 USD_per_AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange rate risk hedged limit (as a percent)	25.00%
Foreign exchange risk exposure term	24 months
Closing rate			14.13	14.27	10.72	2.63			17.32	11.96	2.38
Foreign exchange translation gain/(loss)	R (1,234)	R 1,199	R (50)
Currency risk | Financial assets | US$ against AU$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	R 723	R 339
Reasonably possible increase in risk variable percent	4.00%	10.00%
Increase by 10%, impact on earnings	R 28	R 31
Reasonably possible decrease in risk variable percent	4.00%	10.00%
Decrease by 10%, impact on earnings	R (30)	R (38)
Closing rate | USD_per_AUD								0.75					0.69
Currency risk | Derivative financial instruments | Rand against US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	R 383	R (731)
Reasonably possible increase in risk variable percent	6.00%	10.00%
Increase by 10%, impact on earnings	R 105	R 954
Reasonably possible decrease in risk variable percent	6.00%	10.00%
Decrease by 10%, impact on earnings	R (127)	R (1,106)
Closing rate | R / $				14.27					17.32
Currency risk | Borrowings | Rand against US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	R 2,806	R 5,990
Reasonably possible increase in risk variable percent	6.00%	10.00%
Increase by 10%, impact on earnings	R 168	R 599
Reasonably possible decrease in risk variable percent	6.00%	10.00%
Decrease by 10%, impact on earnings	R (168)	R (599)
Closing rate | R / $				14.27					17.32
Currency risk | Borrowings | US$ against Kina
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	R 109	R 237
Reasonably possible increase in risk variable percent	1.00%	10.00%
Increase by 10%, impact on earnings	R 1	R 21
Reasonably possible decrease in risk variable percent	1.00%	10.00%
Decrease by 10%, impact on earnings	R (1)	R (27)
Closing rate | USD_per_PGK							0.29					0.29
Currency risk | Contingent consideration liability | Rand against US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	R 417	0
Reasonably possible increase in risk variable percent	6.00%
Increase by 10%, impact on earnings	R 25	0
Reasonably possible decrease in risk variable percent	6.00%
Decrease by 10%, impact on earnings	R (25)	R 0
Closing rate | R / $				14.27					17.32